Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

- Dreyfus California AMT-Free Municipal Bond Fund

Incorporated herein by reference is the revised version of the Prospectus for Dreyfus California AMT-Free Municipal Bond Fund, dated October 1, 2014, As Revised November 21, 2014 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 21, 2014 (SEC Accession No. 0000720064-14-000015).